SIGNIFICANT ACCOUNTING POLICIES (Schedule of condensed interim consolidated statement of profit or loss) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Statement Line Items [Line Items]
Revenues	$ 1,031	$ 687	$ 1,551	$ 1,227	$ 2,496
Financial expense	994	846	1,898	1,584	1,252
Net loss	$ (4,165)	$ (4,462)	$ (8,716)	$ (8,776)	$ (22,149)
Total Basic and diluted net loss per share	$ (0.15)	$ (0.20)	$ (0.32)	$ (0.4)	$ (0.95)
As Reported [Member]
Statement Line Items [Line Items]
Revenues	$ 1,031		$ 1,551
Financial expense	(994)		(1,898)
Net loss	$ (4,165)		$ (8,716)
Total Basic and diluted net loss per share	$ (0.15)		$ (0.32)
Adjustments [Member]
Statement Line Items [Line Items]
Revenues	$ (11)		$ (20)
Financial expense	41		82
Net loss	$ 30		$ 62
Total Basic and diluted net loss per share	$ 0.00		$ (0.0)
Amounts without adoption of IFRS 15 [Member]
Statement Line Items [Line Items]
Revenues	$ 1,020		$ 1,531
Financial expense	(953)		(1,816)
Net loss	$ (4,135)		$ (8,654)
Total Basic and diluted net loss per share	$ (0.15)		$ (0.32)